Joint ventures and associate investments - Joint ventures and associates (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Joint ventures and associate investments
Interest in joint ventures	$ 174,337	$ 178,866	$ 153,493
Interest in companies with associate investments	$ 1,359	$ 2,380	$ 3,160